Investment Objectives and Goals - CAPITAL WORLD BOND FUND	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.